FORM N-SAR

                       SEMI-ANNUAL REPORT

             FOR REGISTERED INVESTMENT COMPANIES


Registrant Name: Variable Annuity - 1 Series Account

File Number: 811-07549

Telephone Number: 3037373000

Street: 8525 East Orchard Road
City: Greenwood Village
State:  Colorado            Zip Code: 80111           Foreign Country:

Is this the first filing on this form by Registrant? N

Is this the last filing on this form by Registrant? N

Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

Is Registrant a unit investment trust (UIT)? Y   (If yes, complete only 111
through 132)

111. A. Great-West Life & Annuity Insurance Company
     B. 333-1173
     C. Greenwood Village, Colorado 80111

112.

113.

114.  A. GWFS Equities, Inc.
      B. 8-033854
      C. Greenwood Village, CO 80111

115.  A. Deloitte & Touche, LLP
      B. Denver, CO 80202

116.  A. Y
      B. GREAT-WEST

117.  A. Y
      B. Y
      C. N
      D. N
      E. N

118.     1

119.     0

120.

121.     1

122.     1

123.     $216,717

124.

125.     $0

126.     $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets  Total Income
                                         Series     ($000's       Distributions
                                         Investing   omitted)  ($000's omitted)

A.       U.S. Treasury direct issue                   $           $
B.       U.S. Government agency                       $           $
C.       State and municipal tax-free                 $           $
D.       Public utility debt                          $           $
E.       Brokers or dealers debt or
debt of brokers' or dealers' parent                   $           $
F.       All other corporate intermed. &
long-term debt                                        $           $
G.       All other corporate short term debt          $           $
H.       Equity securities of brokers or
dealers or parents of brokers or dealers              $           $
I.       Investment company equity securities         $           $
J.       All other equity securities              1   $  951,591
K.       Other securities                             $           $
L.       Total assets of all series of registrant 1   $  951,591  $

128. N (if answer is N, skip to #131)

131. $7,209

132.

133.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village          State of: Colorado        Date: 04/07/2006

Name of Registrant, Depositor, or Trustee:

By:   /s/ Joel Terwilliger               Witness: /s/ Jennifer M. Van Der Jagt
         Joel Terwilliger                         Jennifer M. Van Der Jagt
         Senior Associate Counsel                 Legal Assistant I